Summary of impact on pension benefit obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase	$ (809)
Decrease		$ 855
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Increase	17
Decrease		(16)
Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Increase	506
Decrease		(485)
Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Increase	$ 1,160
Decrease		$ (1,160)